Cover	Jan. 06, 2026
Document Information Line Items
Entity Registrant Name	ONFOLIO HOLDINGS INC.
Entity Central Index Key	0001825452
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 06, 2026
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-41466
Entity Tax Identification Number	37-1978697
Entity Address Address Line 1	1007 North Orange Street
Entity Address Address Line 2	4th Floor
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	682
Local Phone Number	990-6920
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock Par Value [Member]
Document Information Line Items
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ONFO
Security Exchange Name	NASDAQ
Warrants To Purchase [Member]
Document Information Line Items
Security 12b Title	Warrants To Purchase Common Stock
Trading Symbol	ONFOW
Security Exchange Name	NASDAQ